400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 2059 Fax +1 415 618 1377 Andrew.Josef@blackrock.com

January 7, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 16, 2010, to the Prospectus and Statement of Additional Information, each dated December 1, 2010, for the iShares FTSE China 25 Index Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated December 16, 2010 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2059.

Very truly yours,

/s/ Andrew Josef
Andrew Josef

cc: Benjamin Haskin, Esq.